7. Marketable Securities (Details - Unrealized losses) (International Equities [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
International Equities [Member]
Gross Unrealized Losses Less than Twelve Months	$ 0	$ (69)
Fair Value Less than Twelve Months	$ 0	$ 24,978